Consolidated Statement of Financial Position - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Assets
Intangible assets	€ 63,072	€ 67,565
Property, plant and equipment	111,900	103,378
Deferred tax assets	4,451	4,475
Non-current trade receivables	0	50,000
Non-current R&D incentives receivables	117,278	111,624
Other non-current assets	4,422	11,343
Non-current assets	301,123	348,384
Trade and other receivables	88,133	148,418
Current R&D incentives receivables	25,467	24,104
Current financial investments	2,363,969	3,026,278
Cash and cash equivalents	2,642,639	2,135,187
Other current assets	9,286	11,953
Current assets from continuing operations	5,129,494	5,345,941
Assets classified as held for sale	0	23,406
Total current assets	5,129,494	5,369,347
Total assets	5,430,617	5,717,731
Equity and liabilities
Share capital	291,912	291,312
Share premium account	2,729,824	2,727,840
Other reserves	(10,768)	(10,907)
Translation differences	(2,394)	(3,189)
Accumulated losses	(345,101)	(334,701)
Total equity	2,663,473	2,670,355
Retirement benefit liabilities	15,031	14,996
Non-current lease liabilities	21,429	23,035
Other non-current liabilities	6,478	8,096
Non-current deferred income	2,147,222	2,365,974
Non-current liabilities	2,190,160	2,412,101
Current lease liabilities	6,480	6,401
Trade and other liabilities	151,721	172,386
Current tax payable	377	1,248
Current financial instruments	336	3,164
Current deferred income	418,071	443,159
Current liabilities from continuing operations	576,985	626,357
Liabilities directly associated with assets classified as held for sale	0	8,917
Total current liabilities	576,985	635,274
Total liabilities	2,767,144	3,047,375
Total equity and liabilities	€ 5,430,617	€ 5,717,731